Schedule of Investments (unaudited)
February 29, 2024
BlackRock International Dividend Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Brazil — 1.3%
B3 SA - Brasil Bolsa Balcao	3,731,444	$ 9,630,550
Canada — 4.5%
Canadian National Railway Co.	141,372	18,330,495
TELUS Corp.	796,423	13,890,382
		32,220,877
Denmark — 4.4%
Novo Nordisk A/S, Class B	262,915	31,383,029
France — 9.5%
Air Liquide SA	112,842	22,935,453
LVMH Moet Hennessy Louis Vuitton SE	29,602	27,018,800
Sanofi SA	192,835	18,379,996
		68,334,249
Germany — 7.1%
Beiersdorf AG	145,771	20,894,975
MTU Aero Engines AG, Class N	59,460	14,303,062
Symrise AG	157,462	16,113,500
		51,311,537
India — 2.3%
AceVector Ltd. (Acquired 05/07/14 - 10/29/14, cost $7,423,816)(a)(b)(c)	1,595,200	794,558
HDFC Bank Ltd.	947,376	16,000,197
		16,794,755
Indonesia — 1.6%
Bank Rakyat Indonesia Persero Tbk PT	28,726,100	11,194,101
Italy — 2.9%
FinecoBank Banca Fineco SpA	1,529,004	21,182,118
Japan — 6.5%
Asics Corp.	182,800	7,779,630
Keyence Corp.	50,200	23,526,528
Sony Group Corp.	176,700	15,222,385
		46,528,543
Mexico — 2.6%
Wal-Mart de Mexico SAB de CV	4,771,704	19,059,660
Netherlands — 9.6%
ASML Holding NV	30,501	28,945,508
Koninklijke KPN NV	5,230,639	19,120,409
Shell PLC	676,915	21,268,147
		69,334,064
Singapore — 3.9%
DBS Group Holdings Ltd.	580,535	14,394,530
United Overseas Bank Ltd.	653,354	13,595,389
		27,989,919
Sweden — 5.8%
Assa Abloy AB, Class B	785,052	22,408,922
Atlas Copco AB, A Shares	1,095,060	19,023,541
		41,432,463
Security	Shares	Value
Switzerland — 3.9%
Nestlé SA, Registered Shares	127,731	$ 13,247,903
Zurich Insurance Group AG, Class N	27,838	14,810,663
		28,058,566
Taiwan — 4.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,578,000	34,581,115
United Kingdom — 15.9%
AstraZeneca PLC	169,632	21,382,710
BAE Systems PLC	689,317	10,819,982
Diageo PLC	584,890	21,913,084
Prudential PLC	1,686,291	16,614,768
RELX PLC	605,089	26,495,854
Smith & Nephew PLC	497,484	6,563,188
Taylor Wimpey PLC	5,914,374	10,307,255
		114,096,841
United States — 12.2%
Baker Hughes Co., Class A	846,827	25,057,611
Freeport-McMoRan, Inc.	176,600	6,677,246
Otis Worldwide Corp.	160,873	15,331,197
Texas Instruments, Inc.	111,977	18,737,111
Visa, Inc., Class A	77,364	21,866,161
		87,669,326
Total Long-Term Investments — 98.8% (Cost: $630,729,667)		710,801,713
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.20%(d)(e)	9,190,335	9,190,335
Total Short-Term Securities — 1.3% (Cost: $9,190,335)		9,190,335
Total Investments — 100.1% (Cost: $639,920,002)		719,992,048
Liabilities in Excess of Other Assets — (0.1)%		(662,018)
Net Assets — 100.0%		$ 719,330,030
(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $794,558, representing 0.1% of its net assets as of period end, and an original cost of $7,423,816.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock International Dividend Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 25,743,453	$ —	$ (16,553,118)(a)	$ —	$ —	$ 9,190,335	9,190,335	$ 465,955	$ —
(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 9,630,550	$ —	$ —	$ 9,630,550
Canada	32,220,877	—	—	32,220,877
Denmark	—	31,383,029	—	31,383,029
France	—	68,334,249	—	68,334,249
Germany	—	51,311,537	—	51,311,537
India	—	16,000,197	794,558	16,794,755
Indonesia	—	11,194,101	—	11,194,101
Italy	—	21,182,118	—	21,182,118
Japan	—	46,528,543	—	46,528,543
Mexico	19,059,660	—	—	19,059,660
Netherlands	—	69,334,064	—	69,334,064
Singapore	—	27,989,919	—	27,989,919
Sweden	—	41,432,463	—	41,432,463
Switzerland	—	28,058,566	—	28,058,566
Taiwan	—	34,581,115	—	34,581,115
United Kingdom	—	114,096,841	—	114,096,841
United States	87,669,326	—	—	87,669,326

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock International Dividend Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 9,190,335	$ —	$ —	$ 9,190,335
	$ 157,770,748	$ 561,426,742	$ 794,558	$ 719,992,048
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